INTANGIBLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS

Intangible assets acquired consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Customer lists	$687,500	$-
Less: accumulated amortization	-	-
Net book value	$687,500	$-